Non-current receivables - Schedule of Non-Current Receivables by Contractual Maturity Date (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 160,352	$ 183,914
Between one and two years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	0
Between two and three years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	0
Between three and four years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	0
Between four and five years
Disclosure of detailed information about financial instruments [line items]
Receivables	0	0
More than five years
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 160,352	$ 183,914